Employee Benefit Expenses - Summary of Employee Expenses (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) Employees	Dec. 31, 2018 EUR (€) Employees	Dec. 31, 2017 EUR (€) Employees
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	107	96	87
Salaries, wages and fees	€ 6,932	€ 6,439	€ 5,461
Executive Committee compensation	2,993	3,235	2,563
Share-based payments	2,775	3,595	2,569
Social security	1,473	1,301	1,277
Post employment benefits	215	217	220
Hospitalisation insurance	138	118	118
Other benefit expense	119	2
Total Employee expenses	€ 14,646	€ 14,906	€ 12,207
Belgium [member]
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	103	91	83
USA [member]
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	4	5	4
Clinical and Regulatory,IP,Marketing [member]
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	26	19	16
Research and development [member]
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	33	30	29
Manufacturing and quality [member]
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	32	34	26
General Administration [member]
Disclosure Of Employee Benefit Expenses [line items]
Number of employees | Employees	16	13	16